Consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net income	€ 584,052	€ 777,285
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	783,735	810,967
Change in deferred taxes, net	(36,814)	43,830
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(3,632)	(34,042)
Income from equity method investees	(50,178)	(24,314)
Interest expense, net	145,281	196,159
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(195,580)	(81,218)
Inventories	(115,701)	(201,896)
Other current and non-current assets	177,808	47,948
Accounts receivable from related parties	(12,975)	25,729
Accounts payable to related parties	3,941	17,663
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	(78,558)	1,391,949
Income tax payable	223,041	120,380
Received dividends from investments in equity method investees	56,414	87,120
Paid interest	(171,384)	(204,885)
Received interest	29,221	19,938
Paid income taxes	(209,901)	(89,295)
Net cash provided by (used in) operating activities	1,128,770	2,903,318
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(393,658)	(500,168)
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	(128,677)	(78,640)
Investments in debt securities	(62,317)	(28,614)
Proceeds from sale of property, plant and equipment	13,484	3,543
Proceeds from divestitures	1,851	(1,432)
Proceeds from sale of debt securities	96,139	12,387
Net cash provided by (used in) investing activities	(473,178)	(592,924)
Financing activities
Proceeds from short-term debt from unrelated parties	1,621,066	190,277
Repayments of short-term debt from unrelated parties	(365,178)	(467,046)
Proceeds from short-term debt from related parties	49,446	498,811
Repayments of short-term debt from related parties	(2,606)	(517,600)
Proceeds from long-term debt	1,230,106	1,264,223
Repayments of long-term debt	(2,042,787)	(1,060,896)
Repayments of lease liabilities from unrelated parties	(336,961)	(347,552)
Repayments of lease liabilities from related parties	(10,307)	(9,939)
Increase (decrease) of accounts receivable facility		(387,460)
Proceeds from exercise of stock options	5,228	9,379
Purchase of treasury stock		(365,988)
Dividends paid	(392,455)
Distributions to noncontrolling interests	(159,281)	(221,514)
Contributions from noncontrolling interests	25,410	13,005
Net cash provided by (used in) financing activities	(378,319)	(1,402,300)
Effect of exchange rate changes on cash and cash equivalents	49,146	(26,384)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	326,419	881,710
Cash and cash equivalents at beginning of period	1,081,539	1,007,723
Cash and cash equivalents at end of period	€ 1,407,958	€ 1,889,433